Revenues	6 Months Ended
Jun. 30, 2026
Revenues
Revenues	14 Revenues
	For the period ended June 30,
	2025	2026	2026
	S$	S$	US$

Sale of robotics	2,374,119	4,127,904	3,189,787
Software revenue	1,110,842	947,964	732,528
	3,484,961	5,075,868	3,922,315